UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER:	811-21484

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:	Calamos Strategic Total Return Fund

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	2020 Calamos Court, Naperville
Illinois 60563

NAME AND ADDRESS OF AGENT FOR SERVICE:	John P. Calamos, Sr., President
Calamos Advisors LLC
2020 Calamos Court,
Naperville, Illinois
60563

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE:	(630) 245-7200

DATE OF FISCAL YEAR END:	October 31, 2007

DATE OF REPORTING PERIOD:	July 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS July 31, 2007 (UNAUDITED)
CALAMOS STRATEGIC TOTAL RETURN FUND
Schedule of Investments July 31, 2007 (unaudited)

Principal
Amount		Value

Corporate Bonds (36.2%)

	Consumer Discretionary (13.0%)
$4,559,000	Asbury Automotive Group, Inc. 8.000%, 03/15/14	$4,399,436
10,354,000	Beazer Homes USA, Inc. 8.375%, 04/15/12	8,697,360
4,559,000	Boyd Gaming Corp.^ 7.750%, 12/15/12	4,581,795
8,435,000	DIRECTV Financing Company, Inc. 8.375%, 03/15/13	8,582,612
14,134,000	EchoStar DBS Corp. 7.125%, 02/01/16	13,427,300
5,927,000	EMI Group, PLC 9.750%, 05/20/08	12,309,193
19,150,000	Expedia, Inc. 7.456%, 08/15/18	18,738,026
39,211,000	Ford Motor Company^ 9.875%, 08/10/11	39,738,741
13,678,000	General Motors Corp.^ 7.200%, 01/15/11	12,344,395
18,238,000	Goodyear Tire & Rubber Company 7.857%, 08/15/11	18,146,810
7,751,000	Group 1 Automotive, Inc. 8.250%, 08/15/13	7,828,510
	Hanes Brands, Inc.^‡
15,502,000	8.784%, 12/15/14	15,269,470
8,207,000	Hovnanian Enterprises, Inc.^ 7.750%, 05/15/13	6,319,390
8,207,000	Idearc, Inc. 8.000%, 11/15/16	7,817,168
3,830,000	Jarden Corp. 7.500%, 05/01/17	3,466,150
2,957,000	Kellwood Company 7.625%, 10/15/17	2,898,123
6,839,000	Landry’s Restaurants, Inc. 7.500%, 12/15/14	6,633,830
4,559,000	Liberty Media Corp.^ 8.250%, 02/01/30	4,369,473
	Mandalay Resort Group^
13,263,000	10.250%, 08/01/07	13,263,000
5,927,000	7.625%, 07/15/13	5,349,118
11,854,000	Meritage Corp.^ 7.000%, 05/01/14	10,135,170
4,455,000	MGM Mirage^ 7.500%, 06/01/16	4,120,875
5,471,000	NCL Holding, ASA 10.625%, 07/15/14	5,033,320
4,559,000	Oxford Industries, Inc. 8.875%, 06/01/11	4,627,385
8,207,000	Pinnacle Entertainment, Inc. 8.250%, 03/15/12	8,330,105
4,692,000	8.750%, 10/01/13^	4,832,760
11,854,000	Royal Caribbean Cruises, Ltd.^ 7.500%, 10/15/27	10,542,165
17,326,000	Service Corp. International 6.750%, 04/01/16	15,766,660
13,678,000	Standard Pacific Corp.^ 9.250%, 04/15/12	11,557,910
4,559,000	Vail Resorts, Inc. 6.750%, 02/15/14	4,433,628
	Warner Music Group
16,870,000	7.375%, 04/15/14	15,183,000
2,280,000	8.125%, 04/15/14	4,515,136

		313,258,014

	Consumer Staples (2.9%)
1,824,000	Alimentation Couche-Tard Inc. 7.500%, 12/15/13	1,805,760
7,751,000	Central Garden & Pet Company 9.125%, 02/01/13	7,576,603
13,450,000	Chiquita Brands International, Inc.^ 7.500%, 11/01/14	11,230,750
10,487,000	Del Monte Foods Company 8.625%, 12/15/12	10,591,870
10,031,000	NBTY, Inc. 7.125%, 10/01/15	9,780,225
10,943,000	Pilgrim’s Pride Corp. 8.375%, 05/01/17^	10,450,565
5,471,000	7.625%, 05/01/15	5,306,870
13,678,000	Smithfield Foods, Inc.^ 7.750%, 07/01/17	13,267,660

		70,010,303

	Energy (3.9%)
10,943,000	Arch Western Finance, LLC 6.750%, 07/01/13	10,012,845
6,383,000	Chesapeake Energy Corp. 6.875%, 01/15/16	6,111,723
3,648,000	7.500%, 06/15/14	3,675,360
2,736,000	GulfMark Offshore, Inc. 7.750%, 07/15/14	2,694,960
2,736,000	Hanover Compressor Company 7.500%, 04/15/13	2,982,240
6,383,000	Mariner Energy, Inc. 8.000%, 05/15/17	6,031,935
4,559,000	Petrohawk Energy Corp. 7.125%, 04/01/12	4,490,615
14,134,000	Petróleo Brasileiro, SA 8.375%, 12/10/18	15,865,415
10,487,000	9.125%, 07/02/13	11,666,787
1,824,000	Premcor Refining Group, Inc. 7.500%, 06/15/15	1,884,358
4,559,000	Superior Energy Services, Inc. 6.875%, 06/01/14	4,262,665
6,885,000	Whiting Petroleum Corp. 7.250%, 05/01/12	6,540,750
18,238,000	Williams Companies, Inc. 7.750%, 06/15/31	18,488,772

		94,708,425

	Financials (3.7%)
18,238,000	Dow Jones & Company, Inc.^* 7.500%, 06/29/12	16,323,010
18,238,000	6.750%, 06/29/12	16,505,390
See accompanying Notes to Schedule of Investments

CALAMOS STRATEGIC TOTAL RETURN FUND
Schedule of Investments July 31, 2007 (unaudited)

Principal
Amount		Value

	E*TRADE Financial Corp.
$17,654,000	7.375%, 09/15/13	$17,830,540
10,350,000	7.875%, 12/01/15^	10,712,250
4,924,000	8.000%, 06/15/11	5,047,100
13,678,000	Leucadia National Corp. 7.000%, 08/15/13	12,925,710
9,575,000	Senior Housing Properties Trust 8.625%, 01/15/12	10,053,750

		89,397,750

	Health Care (3.0%)
4,559,000	Bio-Rad Laboratories, Inc. 7.500%, 08/15/13	4,513,410
16,414,000	Community Health Systems, Inc.^* 8.875%, 07/15/15	16,024,167
2,006,000	DaVita, Inc. 7.250%, 03/15/15	1,910,715
	HCA, Inc.*
3,192,000	9.125%, 11/15/14	3,160,080
1,368,000	9.250%, 11/15/16	1,361,160
10,031,000	Psychiatric Solutions, Inc. 7.750%, 07/15/15	9,579,605
16,140,000	Tenet Healthcare Corp.^ 9.250%, 02/01/15	13,880,400
11,854,000	Valeant Pharmaceuticals International 7.000%, 12/15/11	11,320,570
12,310,000	Vanguard Health Systems, Inc.^ 9.000%, 10/01/14	11,509,850

		73,259,957

	Industrials (2.1%)
2,052,000	Belden CDT, Inc.* 7.000%, 03/15/17	1,949,400
15,046,000	CNH Global, NV 9.250%, 08/01/11	15,813,346
1,824,000	FTI Consulting, Inc.^ 7.625%, 06/15/13	1,805,760
4,559,000	Gardner Denver, Inc. 8.000%, 05/01/13	4,638,012
4,131,000	H&E Equipment Service, Inc. 8.375%, 07/15/16	4,234,275
3,424,000	Manitowoc Company, Inc. 10.500%, 08/01/12	3,595,200
5,243,000	Trinity Industries, Inc. 6.500%, 03/15/14	5,007,065
4,559,000	WESCO International, Inc. 7.500%, 10/15/17	4,353,845
4,559,000	Westinghouse Air Brake Technologies Corp. 6.875%, 07/31/13	4,445,025
5,015,000	Williams Scotsman International, Inc. 8.500%, 10/01/15	5,416,200

		51,258,128

	Information Technology (2.3%)
16,663,000	Advanced Micro Devices, Inc.^ 7.750%, 11/01/12	14,705,097
8,207,000	Amkor Tech, Inc.^ 9.250%, 06/01/16	7,919,755
2,006,000	Avago Technologies^ 11.875%, 12/01/15	2,206,600
7,751,000	Celestica, Inc.^ 7.875%, 07/01/11	7,305,318
15,502,000	Freescale Semiconductor, Inc.* 8.875%, 12/15/14	14,029,310
9,575,000	SunGard Data Systems, Inc. 9.125%, 08/15/13	9,551,063

		55,717,143

	Materials (2.0%)
2,736,000	Century Aluminum Company^ 7.500%, 08/15/14	2,694,960
2,006,000	Gibraltar Industries, Inc. 8.000%, 12/01/15	1,915,730
12,310,000	Ineos Group Holdings, PLC* 7.875%, 02/15/16	14,757,738
2,280,000	8.500%, 02/15/16^	2,063,400
2,736,000	P.H. Glatfelter Company 7.125%, 05/01/16	2,708,640
9,985,000	Union Carbide Corp. 7.875%, 04/01/23^	10,233,627
7,888,000	7.500%, 06/01/25	7,811,486
6,702,000	Westlake Chemical Corp.^ 6.625%, 01/15/16	6,165,840

		48,351,421

	Telecommunication Services (2.8%)
11,854,000	Alamosa Holdings, Inc.^ 8.500%, 01/31/12	12,334,632
16,140,000	Citizens Communications Company 9.000%, 08/15/31	15,090,900
8,207,000	Leap Wireless International, Inc. 9.375%, 11/01/14	8,135,189
8,207,000	9.375%, 11/01/14*	8,135,189
13,250,000	Qwest Communications International, Inc.^ 7.750%, 02/15/31	11,130,000
4,559,000	Syniverse Technologies, Inc. 7.750%, 08/15/13	4,217,075
8,207,000	Windstream Corp. 8.625%, 08/01/16	8,350,622

		67,393,607

	Utilities (0.5%)
16,414,000	TXU Corp.^ 6.500%, 11/15/24	12,934,216

	TOTAL CORPORATE BONDS (Cost $923,641,066)	876,288,964

Convertible Bonds (18.7%)

	Consumer Discretionary (6.3%)
16,000,000	Amazon.com, Inc. 4.750%, 02/01/09	17,240,000
40,000,000	Ford Motor Company^ 4.250%, 12/15/36	46,500,000
See accompanying Notes to Schedule of Investments

CALAMOS STRATEGIC TOTAL RETURN FUND
Schedule of Investments July 31, 2007 (unaudited)

Principal
Amount		Value

$7,000,000	General Motors Corp. 6.250% 07/15/33	$6,218,800
5,680,000	Liberty Media Corp. (Time Warner)¥ 3.250%, 03/15/31	4,700,200
16,500,000	Punch Taverns Redwood Jersey Company Ltd. 5.000%, 12/14/10	40,006,998
32,000,000	Walt Disney Company^ 2.125%, 04/15/23	37,360,000

		152,025,998

	Financials (1.7%)
7,000,000	Host Hotels & Resorts, Inc.^* 2.625%, 04/15/27	6,238,750
35,000,000	Prudential Financial, Inc.^‡ 2.960%, 12/12/36	35,166,950

		41,405,700

	Health Care (0.7%)
17,000,000	Invitrogen Corp. 3.250%, 06/15/25	17,170,000

	Industrials (2.9%)
32,750,000	L-3 Communications Holdings, Inc.^ 3.000%, 08/01/35	36,761,875
16,000,000	Lockheed Martin Corp.‡ 5.110%, 08/15/33	22,536,000
7,500,000	Quanta Services, Inc.^ 3.750%, 04/30/26	10,565,625

		69,863,500

	Information Technology (3.6%)
17,000,000	Electronic Data Systems Corp.^ 3.875%, 07/15/23	17,425,000
17,000,000	Intel Corp.^ 2.950%, 12/15/35	16,596,250
35,500,000	Linear Technology Corp.^* 3.000%, 05/01/27	36,032,500
17,500,000	Vishay Intertechnology, Inc.^ 3.625%, 08/01/23	17,806,250

		87,860,000

	Telecommunication Services (0.7%)
17,500,000	NII Holdings, Inc.^* 3.125%, 06/15/12	17,631,250

	Utilities (2.8%)
20,000,000	CenterPoint Energy, Inc. 3.750%, 05/15/23	29,525,000
5,750,000	International Power, PLC 3.250%, 07/20/13	9,947,812
8,750,000	Scottish & Southern Energy, PLC 3.750%, 10/29/09	28,290,387

		67,763,199

	TOTAL CONVERTIBLE BONDS (Cost $435,992,599)	453,719,647

Synthetic Convertible Securities (4.1%)

	Corporate Bonds (3.5%)

	Consumer Discretionary (1.2%)
441,000	Asbury Automotive Group, Inc. 8.000%, 03/15/14	425,565
1,001,000	Beazer Homes USA, Inc. 8.375%, 04/15/12	840,840
441,000	Boyd Gaming Corp.^ 7.750%, 12/15/12	443,205
815,000	DIRECTV Financing Company, Inc. 8.375%, 03/15/13	829,262
1,366,000	EchoStar DBS Corp. 7.125%, 02/01/16	1,297,700
573,000	EMI Group, PLC 9.750%, 05/20/08	1,190,006
1,850,000	Expedia, Inc. 7.456%, 08/15/18	1,810,201
3,789,000	Ford Motor Company^ 9.875%, 08/10/11	3,839,996
1,322,000	General Motors Corp.^ 7.200%, 01/15/11	1,193,105
1,762,000	Goodyear Tire & Rubber Company 7.857%, 08/15/11	1,753,190
749,000	Group 1 Automotive, Inc. 8.250%, 08/15/13	756,490
1,498,000	Hanes Brands, Inc. ^‡ 8.784%, 12/15/14	1,475,530
793,000	Hovnanian Enterprises, Inc.^ 7.750%, 05/15/13	610,610
793,000	Idearc, Inc. 8.000%, 11/15/16	755,332
370,000	Jarden Corp. 7.500%, 05/01/17	334,850
286,000	Kellwood Company 7.625%, 10/15/17	280,305
661,000	Landry’s Restaurants, Inc. 7.500%, 12/15/14	641,170
441,000	Liberty Media Corp.^ 8.250%, 02/01/30	422,667
1,282,000	Mandalay Resort Group^ 10.250%, 08/01/07	1,282,000
573,000	7.625%, 07/15/13	517,133
1,146,000	Meritage Corp.^ 7.000%, 05/01/14	979,830
430,000	MGM Mirage^ 7.500%, 06/01/16	397,750
529,000	NCL Holding, ASA 10.625%, 07/15/14	486,680
441,000	Oxford Industries, Inc. 8.875%, 06/01/11	447,615
793,000	Pinnacle Entertainment, Inc. 8.250%, 03/15/12	804,895
453,000	8.750%, 10/01/13^	466,590
1,146,000	Royal Caribbean Cruises, Ltd.^ 7.500%, 10/15/27	1,019,177
1,674,000	Service Corp. International 6.750%, 04/01/16	1,523,340
See accompanying Notes to Schedule of Investments

CALAMOS STRATEGIC TOTAL RETURN FUND
Schedule of Investments July 31, 2007 (unaudited)

Principal
Amount		Value

$1,322,000	Standard Pacific Corp.^ 9.250%, 04/15/12	$1,117,090
441,000	Vail Resorts, Inc. 6.750%, 02/15/14	428,873
1,630,000	Warner Music Group 7.375%, 04/15/14	1,467,000
220,000	8.125%, 04/15/14	435,671

		30,273,668

	Consumer Staples (0.3%)
176,000	Alimentation Couche-Tard Inc. 7.500%, 12/15/13	174,240
749,000	Central Garden & Pet Company 9.125%, 02/01/13	732,148
1,300,000	Chiquita Brands International, Inc.^ 7.500%, 11/01/14	1,085,500
1,013,000	Del Monte Foods Company 8.625%, 12/15/12	1,023,130
969,000	NBTY, Inc. 7.125%, 10/01/15	944,775
	Pilgrim’s Pride Corp.
1,057,000	8.375%, 05/01/17^	1,009,435
529,000	7.625%, 05/01/15	513,130
1,322,000	Smithfield Foods, Inc.^ 7.750%, 07/01/17	1,282,340

		6,764,698

	Energy (0.4%)
1,057,000	Arch Western Finance, LLC 6.750%, 07/01/13	967,155
	Chesapeake Energy Corp.
617,000	6.875%, 01/15/16	590,778
352,000	7.500%, 06/15/14	354,640
264,000	GulfMark Offshore, Inc. 7.750%, 07/15/14	260,040
264,000	Hanover Compressor Company 7.500%, 04/15/13	287,760
617,000	Mariner Energy, Inc. 8.000%, 05/15/17	583,065
441,000	Petrohawk Energy Corp. 7.125%, 04/01/12	434,385
1,366,000	Petróleo Brasileiro, SA 8.375%, 12/10/18	1,533,335
1,013,000	9.125%, 07/02/13	1,126,963
176,000	Premcor Refining Group, Inc. 7.500%, 06/15/15	181,824
441,000	Superior Energy Services, Inc. 6.875%, 06/01/14	412,335
665,000	Whiting Petroleum Corp. 7.250%, 05/01/12	631,750
1,762,000	Williams Companies, Inc. 7.750%, 06/15/31	1,786,227

		9,150,257

	Financials (0.3%)
	Dow Jones & Company, Inc.^*
1,762,000	7.500%, 06/29/12	1,576,990
1,762,000	6.750%, 06/29/12	1,594,610
	E*TRADE Financial Corp.
1,706,000	7.375%, 09/15/13	1,723,060
1,000,000	7.875%, 12/01/15^	1,035,000
476,000	8.000%, 06/15/11	487,900
1,322,000	Leucadia National Corp. 7.000%, 08/15/13	1,249,290
925,000	Senior Housing Properties Trust 8.625%, 01/15/12	971,250

		8,638,100

	Health Care (0.3%)
441,000	Bio-Rad Laboratories, Inc. 7.500%, 08/15/13	436,590
1,586,000	Community Health Systems, Inc.^* 8.875%, 07/15/15	1,548,332
194,000	DaVita, Inc. 7.250%, 03/15/15	184,785
308,000	HCA, Inc.* 9.125%, 11/15/14	304,920
132,000	9.250%, 11/15/16	131,340
969,000	Psychiatric Solutions, Inc. 7.750%, 07/15/15	925,395
1,560,000	Tenet Healthcare Corp.^ 9.250%, 02/01/15	1,341,600
1,146,000	Valeant Pharmaceuticals International 7.000%, 12/15/11	1,094,430
1,190,000	Vanguard Health Systems, Inc.^ 9.000%, 10/01/14	1,112,650

		7,080,042

	Industrials (0.2%)
198,000	Belden CDT, Inc.* 7.000%, 03/15/17	188,100
1,454,000	CNH Global, NV 9.250%, 08/01/11	1,528,154
176,000	FTI Consulting, Inc.^ 7.625%, 06/15/13	174,240
441,000	Gardner Denver, Inc. 8.000%, 05/01/13	448,643
399,000	H&E Equipment Service, Inc. 8.375%, 07/15/16	408,975
331,000	Manitowoc Company, Inc. 10.500%, 08/01/12	347,550
507,000	Trinity Industries, Inc. 6.500%, 03/15/14	484,185
441,000	WESCO International, Inc. 7.500%, 10/15/17	421,155
441,000	Westinghouse Air Brake Technologies Corp. 6.875%, 07/31/13	429,975
485,000	Williams Scotsman International, Inc. 8.500%, 10/01/15	523,800

		4,954,777

	Information Technology (0.2%)
1,610,000	Advanced Micro Devices, Inc.^ 7.750%, 11/01/12	1,420,825
See accompanying Notes to Schedule of Investments

CALAMOS STRATEGIC TOTAL RETURN FUND
Schedule of Investments July 31, 2007 (unaudited)

Principal
Amount		Value

$793,000	Amkor Tech, Inc.^ 9.250%, 06/01/16	$765,245
194,000	Avago Technologies^ 11.875%, 12/01/15	213,400
749,000	Celestica, Inc.^ 7.875%, 07/01/11	705,933
1,498,000	Freescale Semiconductor, Inc.* 8.875%, 12/15/14	1,355,690
925,000	SunGard Data Systems, Inc. 9.125%, 08/15/13	922,687

		5,383,780

	Materials (0.2%)
264,000	Century Aluminum Company^ 7.500%, 08/15/14	260,040
194,000	Gibraltar Industries, Inc. 8.000%, 12/01/15	185,270
	Ineos Group Holdings, PLC*
1,190,000	7.875%, 02/15/16	1,426,621
220,000	8.500%, 02/15/16^	199,100
264,000	P.H. Glatfelter Company 7.125%, 05/01/16	261,360
	Union Carbide Corp.
965,000	7.875%, 04/01/23^	989,028
762,000	7.500%, 06/01/25	754,609
648,000	Westlake Chemical Corp.^ 6.625%, 01/15/16	596,160

		4,672,188

	Telecommunication Services (0.3%)
1,146,000	Alamosa Holdings, Inc.^ 8.500%, 01/31/12	1,192,466
1,560,000	Citizens Communications Company 9.000%, 08/15/31	1,458,600
793,000	Leap Wireless International, Inc. 9.375%, 11/01/14	786,061
793,000	9.375%, 11/01/14*	786,061
1,280,000	Qwest Communications International, Inc.^ 7.750%, 02/15/31	1,075,200
441,000	Syniverse Technologies, Inc. 7.750%, 08/15/13	407,925
793,000	Windstream Corp. 8.625%, 08/01/16	806,878

		6,513,191

	Utilities (0.1%)
1,586,000	TXU Corp.^ 6.500%, 11/15/24	1,249,766

	Total Corporate Bonds	84,680,467

Number of
Contracts		Value

Options (0.6%)

	Consumer Discretionary (0.2%)
500	Garmin, Ltd.# Call, 01/17/09, Strike $70.00	1,255,000
2,000	Nike, Inc.# Call, 01/17/09, Strike $55.00	1,800,000
2,200	Omnicom Group, Inc.# Call, 01/17/09, Strike $50.00	1,892,000

		4,947,000

	Consumer Staples (0.0%)
1,250	Kroger Company# Call, 01/17/09, Strike $30.00	296,875

	Energy (0.0%)
330	Schlumberger NV (Schlumberger Ltd.)#¥ Call, 01/17/09, Strike $80.00	866,250

	Financials (0.1%)
390	Goldman Sachs Group, Inc.# Call, 01/17/09, Strike $220.00	871,650
320	Merrill Lynch & Company, Inc.# Call, 01/17/09, Strike $90.00	220,800

		1,092,450

	Industrials (0.1%)
1,400	General Dynamics Corp.# Call, 01/17/09, Strike $75.00	1,848,000

	Information Technology (0.2%)
1,680	Apple Computer, Inc.# Call, 01/17/09, Strike $140.00	4,636,800
570	Hewlett-Packard Company# Call, 01/17/09, Strike $45.00	481,650

		5,118,450

	Telecommunication Services (0.0%)
275	America Movil, S.A. de C.V.# Call, 01/17/09, Strike $60.00	336,875
230	NII Holdings, Inc.# Call, 01/17/09, Strike $80.00	437,000

		773,875

	Total Options	14,942,900

	TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $104,569,862)	99,623,367

Number of
Shares		Value

Convertible Preferred Stocks (13.1%)

	Consumer Discretionary (0.9%)
20,000	Stanley Works‡ 6.975%	21,062,500

	Financials (8.0%)
27,600	Fortis Insurance, N.V. (Assurant, Inc.)*¥ 7.750%	35,501,880
725,000	Lazard, Ltd. 6.625%	23,287,000
1,950,000	Lehman Brothers Holdings, Inc. (General Mills, Inc.)¥ 6.250%	50,953,500
See accompanying Notes to Schedule of Investments

CALAMOS STRATEGIC TOTAL RETURN FUND
Schedule of Investments July 31, 2007 (unaudited)

Number of
Shares		Value

460,000	Merrill Lynch & Company, Inc. (Nuveen Investments, Inc.)¥ 6.750%	$23,610,880
1,400,000	MetLife, Inc. 6.375%	41,832,000
685,000	XL Capital, Ltd. 7.000%	18,741,600

		193,926,860

	Health Care (1.7%)
639,000	Schering-Plough Corp. 6.000%	41,241,060

	Materials (2.5%)
315,000	Freeport-McMoRan Copper & Gold, Inc.^ 6.750%	44,588,250
2,000	Givaudan SA 5.375%	17,231,985

		61,820,235

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $286,756,350)	318,050,655

Common Stocks (68.7%)

	Consumer Discretionary (4.3%)
400,000	Carnival Corp.^~	17,724,000
300,000	CBS Corp.^	9,516,000
340,000	Hennes & Mauritz AB	19,537,163
375,000	Mattel, Inc.	8,591,250
375,000	Tupperware Corp.^	9,753,750
450,000	V.F. Corp.^	38,605,500

		103,727,663

	Consumer Staples (9.4%)
320,000	Altria Group, Inc.	21,270,400
350,000	Anheuser-Busch Companies, Inc.	17,069,500
1,300,000	Coca-Cola Company	67,743,000
425,000	H. J. Heinz Company	18,598,000
471,447	Kraft Foods, Inc.	15,439,889
410,000	Procter & Gamble Company	25,362,600
840,000	Reynolds American, Inc.^	51,382,800
450,000	Woolworths, Ltd.	10,371,819

		227,238,008

	Energy (7.5%)
775,000	Chevron Corp.	66,076,500
550,000	ConocoPhillips	44,462,000
500,000	Marathon Oil Corp.	27,600,000
295,000	PetroChina Company, Ltd.^	43,441,700

		181,580,200

	Financials (12.1%)
500,000	Bank of America Corp.	23,710,000
1,372,000	Citigroup, Inc.	63,894,040
772,000	Federal National Mortgage Association~	46,196,480
600,000	JPMorgan Chase & Company	26,406,000
158,074	Lincoln National Corp.	9,535,024
330,000	Royal Canadian Bank	16,732,002
500,000	U.S. Bancorp^	14,975,000
360,000	Wachovia Corp.^	16,995,600
2,000,000	Washington Mutual, Inc.	75,060,000

		293,504,146

	Health Care (12.6%)
525,000	Abbott Laboratories	26,612,250
300,000	Eli Lilly and Company	16,227,000
1,600,000	Johnson & Johnson^	96,800,000
1,755,000	Merck & Company, Inc.	87,135,750
3,300,000	Pfizer, Inc.	77,583,000

		304,358,000

	Industrials (5.1%)
1,175,000	General Electric Company	45,543,000
480,000	Honeywell International, Inc.	27,604,800
450,000	Masco Corp.	12,244,500
350,000	R.R. Donnelley & Sons Company	14,791,000
435,000	Raytheon Company	24,081,600

		124,264,900

	Information Technology (7.6%)
450,000	Cisco Systems, Inc.#	13,009,500
615,000	Electronic Data Systems Corp.	16,598,850
850,000	Hewlett-Packard Company	39,125,500
1,382,000	Intel Corp.~	32,642,840
1,225,000	Microsoft Corp.	35,512,750
1,250,000	Nokia Corp.	35,800,000
600,000	Oracle Corp.#	11,472,000

		184,161,440

	Telecommunication Services (10.1%)
4,044,875	AT&T, Inc.	158,397,305
823,500	BCE Inc.	31,093,532
1,500,000	BT Group, PLC#	9,506,585
1,039,000	Verizon Communications, Inc.^	44,282,180

		243,279,602

	TOTAL COMMON STOCKS (Cost $1,461,516,816)	1,662,113,959

Number of
Contracts		Value

Put Options (0.3%)

	Financials (0.3%)
1,930	S & P 500 Index# Put, 12/22/07, Strike $1,350.00 (Cost $7,474,890)	6,533,050

Number of Shares		Value

Investment in Affiliated Fund (3.0%)
72,927,428	Calamos Government Money Market Fund — Class I Shares 5.111% (Cost $72,927,428)	72,927,428

Investments of Cash Collateral for Securities on Loan (14.5%)
352,136,098	Bank of New York Institutional Cash Reserve Fund current rate 5.401% (Cost $352,136,098)	352,136,098

TOTAL INVESTMENTS (158.6%) (Cost $3,645,015,109)		3,841,393,168

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-14.5%)		(352,136,098)

See accompanying Notes to Schedule of Investments

CALAMOS STRATEGIC TOTAL RETURN FUND
Schedule of Investments July 31, 2007 (unaudited)

OTHER ASSETS, LESS LIABILITIES (0.5%)	$12,707,104

PREFERRED SHARES AT REDEMPTION VALUE INCLUDING DIVIDENDS PAYABLE (-44.6%)	(1,080,685,259)

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS (100.0%)	$2,421,278,915

See accompanying Notes to Schedule of Investments

Number of Contracts		Value

Written Options (-0.2%)
Consumer Discretionary (0.0%)
1,700	Carnival Corporation & Plc#
	Call, 10/20/07, Strike $47.50	(195,500)

Information Technology (-0.1%)
6,900	Intel Corp#
	Call, 10/20/07, Strike $20.00	(2,725,500)

Financials (-0.1%)
3,200	Federal National Mortgage Association#
	Call, 09/22/07, Strike $55.00	(2,128,000)

	TOTAL WRITTEN OPTIONS
	(Premium $2,655,164)	$(5,049,000)

INTEREST RATE SWAPS

					Unrealized
					Appreciation/
SWAP Counterparty	Payments Made by the Fund	Payments Received by the Fund	Termination Date	Notional Amount	(Depreciation)

Citibank, N.A.	4.34% monthly	1 month LIBOR	6/4/2009	$200,000,000	$2,263,858

					$2,263,858

NOTES TO SCHEDULE OF INVESTMENTS
Note: Value for Securities denominated in foreign currencies are shown in U.S. dollars. The principal amount for such securities are shown in the respective foreign currency. The date shown on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.
*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted or excepted from such registration requirements. At July 31, 2007 the value of 144A securities that could not be exchanged to the registered form is $162,792,490 or 6.7% of net assets.

^	Security, or portion of security, is on loan.

‡	Variable rate or step bond security. The rate shown is the rate in effect at July 31, 2007.

#	Non-income producing security.

¥	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.

~	Security, or portion of security, is held in a segregated account as collateral for written options aggregating a total market value of $43,278,500.

NOTES TO SCHEDULE OF INVESTMENTS
(unaudited)
NOTE 1 — ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Organization. CALAMOS Strategic Total Return Fund (the ‘‘Fund’’) was organized as a Delaware statutory trust on December 31, 2003 and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, closed-end management investment company. The Fund commenced operations on March 26, 2004.
The Fund’s investment objective is to provide total return through a combination of capital appreciation and current income. Under normal circumstances, the Fund will invest primarily in common and preferred stocks and income producing securities such as investment grade and below investment grade debt securities.
Portfolio Valuation. The valuation of the Fund’s portfolio securities is in accordance with policies and procedures adopted by and under the ultimate supervision of the Board of Trustees.
Portfolio securities that are traded on U.S. securities exchanges, except option securities, are valued at the last current reported sales price at the time as of which a Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter (‘‘OTC’’) market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price (‘‘NOCP’’), as determined by NASDAQ, or lacking a NOCP, the last current reported sale price on NASDAQ at the time as of which a Fund determines its NAV.
When a most recent last sale or closing price is not available, portfolio securities, other than option securities, that are traded on a U.S. securities exchange and other securities traded in the OTC market are valued at the mean between the most recent bid and asked quotations in accordance with guidelines adopted by the Board of Trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the Board of Trustees. Each OTC option that is not traded through the Options Clearing Corporation is valued by the counterparty to such option.
Trading in securities on European and Far Eastern securities exchanges and OTC markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or OTC markets is evaluated utilizing a systematic fair valuation model provided by an independent pricing service approved by the Board of Trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last current sale price at the time as of which the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time, in accordance with guidelines adopted by the Board of Trustees. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated.
If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security, including any thinly-traded security, junk bond or synthetic convertible instrument, is valued at a fair value by the pricing committee, under the ultimate supervision of the Board of Trustees, following the guidelines and/or procedures adopted by the Board of Trustees.

NOTES TO SCHEDULE OF INVESTMENTS
(unaudited)
The Fund also may use fair value pricing, under the ultimate supervision of the Board of Trustees, following the guidelines and/or procedures adopted by the Board of Trustees, if the value of a foreign security it holds is materially affected by events occurring before their valuation time but after the close of the primary market or exchange on which the security is traded. Those procedures may utilize valuations furnished by pricing services approved by the Board of Trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.
When fair value pricing of securities is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations or official closing prices.
Investment Transactions. Short-term and long-term investment transactions are recorded on a trade date basis on July 31, 2007.
Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.
Option Transactions. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option, is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.
When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a written put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.
NOTE 2 — INVESTMENTS
The following information is presented on a Federal income tax basis as of July 31, 2007. Differences between the cost basis under U.S. generally accepted accounting principles and Federal income tax purposes are primarily due to timing differences.
The cost basis of investments for Federal Income tax purposes at July 31, 2007 was as follows:

Cost basis of investments	$3,655,060,000

Gross unrealized appreciation	334,238,703
Gross unrealized depreciation	(147,905,535)

NOTES TO SCHEDULE OF INVESTMENTS
(unaudited)

Net unrealized appreciation (depreciation)	$186,333,168

Investments in Affiliated Fund. The Fund held the following investment in an affiliated fund as of July 31, 2007. Purchases, sales, dividend income and capital gains are shown during the period from November 1, 2006, through July 31, 2007.

					Distributed
	Value				Capital	Value
	October 31,		Sales	Dividend	Gains	July 31,
Affiliated Fund	2006	Purchases	Proceeds	Income	Distributed	2007

Calamos Government Money Market Fund	$—	$298,150,427	$225,222,999	$743,616	$—	$72,927,428
NOTE 3 — FORWARD FOREIGN CURRENCY CONTRACTS
There were no open forward currency contracts at July 31, 2007.
NOTE 4 — PREFERRED SHARES
There are unlimited shares of Auction Rate Cumulative Preferred Shares (“Preferred Shares”) authorized. The Preferred Shares have rights as determined by the Board of Trustees. The 43,200 shares of Preferred Shares outstanding consist of seven series, 7,040 shares of M, 7,040 shares of TU, 7,040 shares of W, 7,040 shares of TH, 7,040 shares of F, 4,000 shares of A, and 4,000 shares of B. The Preferred Shares have a liquidation value of $25,000 per share plus any accumulated but unpaid dividends, whether or not declared.
NOTE 5 — INTEREST RATE TRANSACTIONS
Swap agreements are stated at fair value. The contracts are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation(depreciation).
Details of the interest rate swap agreements outstanding as of July 31, 2007 were as follows:

					Unrealized
	Termination	Notional	Fixed Rate	Floating Rate	Appreciation
Counterparty	Date	Amount (000)	(Fund Pays)	(Fund Receives)	(Depreciation)

Citibank NA	06/04/2009	200,000	4.34%	1 month LIBOR	2,263,858

					$2,263,858

NOTE 6 — SYNTHETIC CONVERTIBLE SECURITIES
The Fund may establish a ‘‘synthetic’’ convertible instrument by combining separate securities that possess the economic characteristics similar to a convertible security, i.e., fixed-income securities (‘‘fixed-income component’’, which may be a convertible or non-convertible security) and the right to acquire equity securities (‘‘convertible component’’). The fixed-income component is achieved by investing in fixed income securities such as bonds, preferred stocks, and money market instruments. The convertible component is achieved by investing in warrants or options to buy common stock at a certain exercise price, or options on a stock index. In establishing a synthetic instrument, the Fund may pool a basket of fixed-income securities and a basket of warrants or options that produce the economic characteristics similar to a convertible security. Within each basket of fixed-income

NOTES TO SCHEDULE OF INVESTMENTS
(unaudited)
securities and warrants or options, different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times.
The Fund may also purchase synthetic securities created by other parties, typically investment banks, including convertible structured notes. Convertible structured notes are fixed-income debentures linked to equity. Convertible structured notes have the attributes of a convertible security; however, the investment bank that issued the convertible note assumes the credit risk associated with the investment, rather than the issuer of the underlying common stock into which the note is convertible. Purchasing synthetic convertible securities may offer more flexibility than purchasing a convertible security.
NOTE 7 — SECURITIES LENDING
For the period ended July 31, 2007, the Fund loaned one or more of their securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Fund. The Fund continues to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receive an additional return that may be in the form of a fixed fee or a percentage of the income earned on the collateral. The Fund may pay reasonable fees to persons unaffiliated with the Fund for services in arranging these loans. The Fund has the right to call the loan and obtain the securities loaned at any time on notice of not less than five business days. The Fund does not have the right to vote the securities during the existence of the loan but could call the loan in an attempt to permit voting of the securities in certain circumstances. Upon return of the securities loaned, the cash or cash equivalent collateral will be returned to the borrower. In the event of bankruptcy or other default of the borrower, the Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Fund seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) the expenses of enforcing their rights. In an effort to reduce these risks, the Fund’s securities lending agent monitors and reports to Calamos Advisors on the creditworthiness of the firms to which a Fund lends securities. At July 31, 2007, the Fund had securities valued at $341,209,298 that were on loan to broker-dealers and banks and $352,136,098 in cash or cash equivalent collateral.

ITEM 2. CONTROLS AND PROCEDURES.
a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.
b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
ITEM 3. EXHIBITS.
     (a) Certification of Principal Executive Officer.
     (b) Certification of Principal Financial Officer.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Strategic Total Return Fund

By:	/s/ John P. Calamos, Sr.

Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	September 25, 2007
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Calamos Strategic Total Return Fund

By:	/s/ John P. Calamos, Sr.

Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	September 25, 2007

By:	/s/ Patrick H. Dudasik

Name:	Patrick H. Dudasik
Title:	Principal Financial Officer
Date:	September 25, 2007